CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY - SEK (kr) kr in Millions		3 Months Ended			9 Months Ended		12 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME IN SUMMARY
Interest income		kr 1,374	kr 1,257	kr 1,004	kr 3,687	kr 2,877	kr 3,896
Interest expenses		(1,038)	(911)	(578)	(2,623)	(1,599)	(2,213)
Net interest income		336	346	426	1,064	1,278	1,683
Net fee and commission expense		(6)	(8)	(8)	(19)	(21)	(28)
Net results of financial transactions		(5)	27	(113)	(37)	(143)	(102)
Total operating income		325	365	305	1,008	1,114	1,553
Personnel expenses		(66)	(78)	(67)	(223)	(235)	(320)
Other administrative expenses		(48)	(67)	(49)	(171)	(171)	(232)
Depreciation and impairment of non-financial assets		(8)	(9)	(12)	(25)	(35)	(45)
Total operating expenses		(122)	(154)	(128)	(419)	(441)	(597)
Operating profit before credit losses		203	211	177	589	673	956
Net credit losses				3		(7)	51
Net credit losses for IFRS 9		(22)	25		8
Operating profit		181	236	180	597	666	1,007
Tax expenses		(39)	(60)	(42)	(143)	(157)	(235)
Net profit	[1]	142	176	138	454	509	772
Items to be reclassified to profit or loss
Available-for-sale securities				0		(28)	(33)
Derivatives in cash flow hedges		(7)	(7)	(22)	(20)	(79)	(91)
Tax on items to be reclassified to profit or loss		1	2	5	4	24	27
Net items to be reclassified to profit or loss		(6)	(5)	(17)	(16)	(83)	(97)
Items not to be reclassified to profit or loss
Own credit risk		126	113		310
Revaluation of defined benefit plans			(19)	18	(30)	5	(4)
Tax on items not to be reclassified to profit or loss		(28)	(21)	(4)	(62)	(1)	1
Net items not to be reclassified to profit or loss		98	73	14	218	4	(3)
Total other comprehensive income		92	68	(3)	202	(79)	(100)
Total comprehensive income	[1]	kr 234	kr 244	kr 135	kr 656	kr 430	kr 672
Basic earnings per share (in SEK per share)	[2]	kr 36	kr 44	kr 35	kr 114	kr 128	kr 193
Diluted earnings per share (in SEK per share)	[2]	kr 36	kr 44	kr 35	kr 114	kr 128	kr 193

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	Net profit divided by average number of shares, which amounts to 3,990,000 for each period.